Severance Indemnities And Pension Plans (Schedule Of Weighted-Average Assumptions Used In Computing The Present Value Of The Projected Benefit Obligations And The Net Periodic Benefit Cost) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	1.91%	2.05%	1.66%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	1.55%	1.91%	2.05%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Rate of future compensation increase	3.23%	3.06%	3.07%
Defined benefit plan, Assumptions used calculating benefit obligation, Rate of future compensation increase	3.31%	3.23%	3.06%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	3.11%	2.98%	3.02%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	5.67%	6.10%	5.70%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	4.73%	5.67%	6.10%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Rate of future compensation increase	4.67%	4.72%	4.64%
Defined benefit plan, Assumptions used calculating benefit obligation, Rate of future compensation increase	4.60%	4.67%	4.72%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	7.49%	7.49%	7.50%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	5.36%	6.04%	5.77%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	4.70%	5.36%	6.04%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	8.00%	8.00%	8.00%